Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense:
Federal	$ 0		$ 37
State			37	20	10
Foreign			220	40	84
Total current income tax expense			294	60	94
Deferred income tax expense (benefit):
Foreign			(11)
Total deferred income tax expense (benefit)	(31)	(38)	(11)
Total provision for income taxes	$ 114	$ 45	$ 283	$ 60	$ 94